LONG-TERM DEBT - Long term debt table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	May 05, 2015	Apr. 10, 2015
LONG-TERM DEBT
Unamortized debt issuance costs	$ (8)	$ (10)
Total long-term debt, net of unamortized debt issuance costs	562	580
5.625% Senior Notes
LONG-TERM DEBT
5.625% senior notes	350	350		$ 350
Unamortized debt issuance costs	$ (5)	$ (6)
Stated interest rate (as a percent)	5.625%	5.625%	5.625%	5.625%
Revolving Credit Facility [Member]
LONG-TERM DEBT
Revolving credit facility	$ 220	$ 240
Unamortized debt issuance costs	$ (3)	$ (4)
Stated interest rate (as a percent)	3.10%	2.27%